                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-07377

                   Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2006

Date of reporting period: May 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Capital Opportunities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended May 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED MAY 31, 2006

                                                                               LIPPER
                                                         RUSSELL            MULTI-CAP
                                                         3000(R)         GROWTH FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     GROWTH INDEX(1)             INDEX(2)
   0.86%       0.45%       0.46%       1.00%             -0.27%                 0.78%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The stock market began the six-month reporting period on strong ground. Improving sentiment following the Gulf Coast hurricanes, rebounding consumer spending and some relief in energy prices bolstered stocks in November. While December's gains were more muted, investors enthusiastically returned to the market in January. This renewed vigor follows the historical trend known as the "January Effect," wherein investors rotate into higher-risk and higher-volatility segments of the market such as small cap and technology stocks in the first month of a new calendar year.

Starting in February, the market slowed its advance. Although fourth quarter gross domestic product (as reported in January) was disappointing, the economy resumed its moderate pace in the first quarter of 2006. Corporate earnings reported for the first quarter were strong, though to a lesser extent than in previous quarters. However, as the period progressed, ongoing concerns about inflation and slowing economic growth began to intensify. Despite the Federal Open Market Committee's (the "Fed's") stance that headline inflation measures were stable and long-term expectations appeared tame, investors worried about the impact of rising interest rates -- not just in the U.S., but globally -- and higher commodity prices for energy and other raw materials. By May, a climate of uncertainty roiled the markets. Evidence of slower consumer spending, rising inflationary fears, and speculation that the Fed would continue raising the federal funds target rate contributed to a marked increase in stock volatility. Given these factors, the Fund's universe of growth stocks, as measured by the Russell 3000(R) Growth Index, did not fare so well, posting a slightly negative return for the period.

PERFORMANCE ANALYSIS

Morgan Stanley Capital Opportunities Trust outperformed the Russell 3000 Growth Index for the six-months ended May 31, 2006, assuming no deduction of applicable sales charges. Class A shares and Class D shares outperformed the Lipper Multi-Cap Growth Funds Index, while Class B shares and Class C shares trailed the Lipper Index for the same period, also assuming no deduction of applicable sales charges. The Fund's outperformance against the Russell 3000(R) Growth Index was due primarily to sector allocation decisions.

Compared to the Russell 3000 Growth Index's individual sector returns, the Fund's top contributing sectors were technology, other (multi-industry) and health care. Within the technology sector, stock selection in semiconductor companies and computer services software and systems, combined with a sector underweight, had a substantial positive impact on performance. Strong stock selection also boosted returns in the multi-sector industry. Rounding out the Fund's top contributors, the health care sector profited from stock selection, particularly in the areas of heath care management, biotechnology research and health care services, along with a sector underweight.

Although the Fund outperformed the Russell 3000 Growth Index, activity in the consumer discretionary and producer durables sectors detracted from its overall relative gains. Stock selection in the consumer electronics and commercial services segments of the consumer discretionary sector, coupled with a sector overweight, hampered performance. In addition, exposure to leisure time companies diminished returns in this sector. The Fund's underperformance in the producer durables sector was chiefly caused by an avoidance of the aerospace industry, and a general underweight within the producer durables sector proved disadvantageous as well.

As of the end of this period, consumer discretionary stocks represented the largest sector weight and overweight in the portfolio relative to the Russell 3000 Growth Index, followed by other energy and other (multi-industry) holdings. Health care and technology positions were underweight versus the Russell 3000 Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Ultra Petroleum Corp. (Canada)                       7.9%
   eBay, Inc.                                           5.6
   Corporate Executive Board Co. (The)                  5.4
   Google, Inc. (Class A)                               5.1
   Brookfield Asset Management Inc. (Class A)
    (Canada)                                            4.8
   Yahoo!, Inc.                                         4.6
   Sears Holdings Corp.                                 4.5
   Monsanto Co.                                         4.4
   Expeditors International of Washington, Inc.         3.1
   Costco Wholesale Corp.                               3.0

   TOP FIVE INDUSTRIES
   Internet Software/Services                          11.7%
   Oil & Gas Production                                 7.9
   Miscellaneous Commercial Services                    7.8
   Discount Stores                                      7.5
   Other Consumer Services                              7.5

Data as of May 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN A PORTFOLIO OF COMMON STOCKS OF COMPANIES WITH MARKET CAPITALIZATIONS, AT THE TIME OF PURCHASE, WITHIN THE CAPITALIZATION RANGE OF THE COMPANIES COMPRISING THE RUSSELL 3000 GROWTH INDEX, WHICH AS OF FEBRUARY 28, 2006 WAS BETWEEN $27 MILLION TO $349 BILLION. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., FOLLOWS A FLEXIBLE INVESTMENT PROGRAM IN SEEKING TO ACHIEVE THE FUND'S INVESTMENT OBJECTIVE. THE INVESTMENT ADVISER FOCUSES ON COMPANIES IT BELIEVES HAVE CONSISTENT OR RISING EARNINGS GROWTH RECORDS, POTENTIAL FOR STRONG FREE CASH FLOW AND COMPELLING BUSINESS STRATEGIES. IN THIS REGARD, THE INVESTMENT ADVISER STUDIES COMPANY DEVELOPMENTS, INCLUDING BUSINESS STRATEGY AND FINANCIAL RESULTS. VALUATION IS VIEWED IN THE CONTEXT OF PROSPECTS FOR SUSTAINABLE EARNINGS AND CASH FLOW GROWTH. THE INVESTMENT ADVISER GENERALLY CONSIDERS SELLING A PORTFOLIO HOLDING WHEN IT DETERMINES THAT THE HOLDING NO LONGER SATISFIES ITS INVESTMENT CRITERIA.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 02/27/96)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              CPOAX                     CPOBX                    CPOCX                    CPODX
   1 YEAR                              24.06%(3)                 23.21%(3)                23.15%(3)                24.40%(3)
                                       17.55(4)                  18.21(4)                 22.15(4)                    --
   5 YEARS                             (1.77)(3)                 (2.52)(3)                (2.47)(3)                (1.53)(3)
                                       (2.83)(4)                 (2.92)(4)                (2.47)(4)                   --
   10 YEARS                               --                      4.46(3)                    --                       --
                                          --                      4.46(4)                    --                       --
   SINCE INCEPTION                      6.71(3)                   5.96(3)                  5.92(3)                  6.93(3)
                                        6.06(4)                   5.96(4)                  5.92(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 3000(R) Growth Index measures the performance of those companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/05 - 05/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             12/01/05 -
                                                                     12/01/05            05/31/06             05/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (0.86% return).......................................         $1,000.00           $1,008.60             $ 7.11
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.85             $ 7.14
CLASS B
Actual (0.45% return).......................................         $1,000.00           $1,004.50             $10.89
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.06             $10.95
CLASS C
Actual (0.46% return).......................................         $1,000.00           $1,004.60             $10.90
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.06             $10.95
CLASS D
Actual (1.00% return).......................................         $1,000.00           $1,010.00             $ 5.91
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.05             $ 5.94

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.18%, 2.18% and 1.18% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and

"float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.5%)
              Advertising/Marketing
              Services (2.8%)
  151,800     Getty Images, Inc.*......  $  9,968,706
                                         ------------
              Air Freight/Couriers
              (5.6%)
  196,300     C.H. Robinson Worldwide,
               Inc. ...................     8,645,052
  112,100     Expeditors International
               of Washington, Inc. ....    11,036,245
                                         ------------
                                           19,681,297
                                         ------------
              Biotechnology (2.0%)
  130,249     Gen-Probe Inc.*..........     7,033,446
                                         ------------
              Broadcasting (1.8%)
  349,296     Grupo Televisa
               S.A. -- CPO (ADR)
               (Mexico)................     6,423,554
                                         ------------
              Casino/Gaming (2.8%)
  136,600     Station Casinos, Inc. ...     9,971,800
                                         ------------
              Chemicals: Agricultural
              (4.4%)
  187,030     Monsanto Co. ............    15,740,445
                                         ------------
              Data Processing Services
              (2.9%)
  224,000     First Data Corp. ........    10,328,640
                                         ------------
              Discount Stores (7.5%)
  198,925     Costco Wholesale
               Corp. ..................    10,529,100
  104,800     Sears Holdings Corp.*....    15,915,976
                                         ------------
                                           26,445,076
                                         ------------
              Financial Conglomerates
              (4.8%)
  416,600     Brookfield Asset
               Management Inc. (Class
               A) (Canada).............    17,105,596
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Financial Publishing/
              Services (2.4%)
  166,300     McGraw-Hill Companies,
               Inc. (The)..............  $  8,581,080
                                         ------------
              Home Building (3.5%)
  154,100     Desarrolladora Homex S.A.
               de C.V. (ADR)
               (Mexico)*...............     5,020,578
   56,000     M.D.C. Holdings, Inc. ...     3,032,400
    7,194     NVR, Inc.*...............     4,381,146
                                         ------------
                                           12,434,124
                                         ------------
              Hotels/Resorts/
              Cruiselines (1.7%)
  151,600     Carnival Corp.
               (Panama)................     6,050,356
                                         ------------
              Internet Retail (2.1%)
  212,000     Amazon.com, Inc.*........     7,337,320
                                         ------------
              Internet Software/
              Services (11.7%)
  226,984     Akamai Technologies,
               Inc.*...................     7,102,329
   48,200     Google, Inc. (Class
               A)*.....................    17,921,724
  518,500     Yahoo!, Inc.*............    16,379,415
                                         ------------
                                           41,403,468
                                         ------------
              Investment Banks/ Brokers
              (4.2%)
   12,040     Chicago Mercantile
               Exchange Holdings,
               Inc.....................     5,313,252
  161,494     Greenhill & Co., Inc. ...     9,592,744
                                         ------------
                                           14,905,996
                                         ------------
              Medical Specialties
              (2.1%)
  198,000     Dade Behring Holdings,
               Inc. ...................     7,375,500
                                         ------------
              Miscellaneous Commercial
              Services (7.8%)
  188,750     Corporate Executive Board
               Co. (The)...............    19,199,650
  231,394     Iron Mountain Inc.*......     8,547,694
                                         ------------
                                           27,747,344
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
SUMMARY OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oil & Gas Production
              (7.9%)
  486,580     Ultra Petroleum Corp.
               (Canada)*...............  $ 28,002,679
                                         ------------
              Other Consumer Services
              (7.5%)
  608,200     eBay, Inc.*..............    19,955,042
   64,200     Strayer Education,
               Inc. ...................     6,400,740
                                         ------------
                                           26,355,782
                                         ------------
              Packaged Software (1.4%)
  186,300     Red Hat, Inc.*...........     4,884,786
                                         ------------
              Personnel Services (1.9%)
  140,100     Monster Worldwide,
               Inc.*...................     6,846,687
                                         ------------
              Recreational Products
              (2.0%)
  167,900     Electronic Arts, Inc.*...     7,063,553
                                         ------------
              Services to the Health
              Industry (2.4%)
  127,261     Stericycle, Inc.*........     8,484,491
                                         ------------
              Specialty
              Telecommunications (2.4%)
  268,126     Crown Castle
               International Corp.*....     8,518,363
                                         ------------
              Wireless
              Telecommunications (2.9%)
  308,700     America Movil S.A. de
               C.V. (Series L) (ADR)
               (Mexico)................    10,082,142
                                         ------------
              Total Common Stocks
              (Cost $281,486,541)......   348,772,231
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (1.6%)
              Repurchase Agreement
  $ 5,765     Joint repurchase
               agreement account 5.02%
               due 06/01/06 (dated
               05/31/06; proceeds
               $5,765,804) (a)
               (Cost $5,765,000).......  $  5,765,000
                                         ------------

Total Investments
(Cost $287,251,541)(b)......   100.1%     354,537,231
Liabilities in Excess of
Other Assets................   (0.1)         (467,887)
                               -----     ------------
Net Assets..................   100.0%    $354,069,344
                               =====     ============

---------------------------------------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $84,390,889 and the aggregate gross unrealized depreciation is $17,105,199, resulting in net unrealized appreciation of $67,285,690.

                       See Notes to Financial Statements
 12

Morgan Stanley Capital Opportunities Trust
SUMMARY OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)

                                                                              PERCENT OF
                          INDUSTRY                                VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Internet Software/Services..................................  $ 41,403,468       11.7%
Oil & Gas Production........................................    28,002,679        7.9
Miscellaneous Commercial Services...........................    27,747,344        7.8
Discount Stores.............................................    26,445,076        7.5
Other Consumer Services.....................................    26,355,782        7.5
Air Freight/Couriers........................................    19,681,297        5.6
Financial Conglomerates.....................................    17,105,596        4.8
Chemicals: Agricultural.....................................    15,740,445        4.4
Investment Banks/Brokers....................................    14,905,996        4.2
Home Building...............................................    12,434,124        3.5
Data Processing Services....................................    10,328,640        2.9
Wireless Telecommunications.................................    10,082,142        2.9
Casino/Gaming...............................................     9,971,800        2.8
Advertising/Marketing Services..............................     9,968,706        2.8
Financial Publishing/Services...............................     8,581,080        2.4
Specialty Telecommunications................................     8,518,363        2.4
Services to the Health Industry.............................     8,484,491        2.4
Medical Specialties.........................................     7,375,500        2.1
Internet Retail.............................................     7,337,320        2.1
Recreational Products.......................................     7,063,553        2.0
Biotechnology...............................................     7,033,446        2.0
Personnel Services..........................................     6,846,687        1.9
Broadcasting................................................     6,423,554        1.8
Hotels/Resorts/Cruiselines..................................     6,050,356        1.7
Repurchase Agreement........................................     5,765,000        1.6
Packaged Software...........................................     4,884,786        1.4
                                                              ------------      -----
                                                              $354,537,231     100.1%
                                                              ============      =====

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $287,251,541).....  $354,537,231
Receivable for:
    Dividends...............................................       293,021
    Shares of beneficial interest sold......................       261,139
Prepaid expenses and other assets...........................        13,020
                                                              ------------
    Total Assets............................................   355,104,411
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       395,532
    Investment advisory fee.................................       223,688
    Distribution fee........................................       161,253
    Transfer agent fee......................................        55,400
    Administration fee......................................        26,709
Accrued expenses and other payables.........................       172,485
                                                              ------------
    Total Liabilities.......................................     1,035,067
                                                              ------------
    Net Assets..............................................  $354,069,344
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $990,980,237
Net unrealized appreciation.................................    67,285,690
Accumulated net investment loss.............................    (1,744,657)
Accumulated net realized loss...............................  (702,451,926)
                                                              ------------
    Net Assets..............................................  $354,069,344
                                                              ============
Class A Shares:
Net Assets..................................................  $135,339,593
Shares Outstanding (unlimited authorized, $.01 par value)...     7,192,007
    Net Asset Value Per Share...............................        $18.82
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $19.86
                                                              ============
Class B Shares:
Net Assets..................................................  $114,618,540
Shares Outstanding (unlimited authorized, $.01 par value)...     6,482,589
    Net Asset Value Per Share...............................        $17.68
                                                              ============
Class C Shares:
Net Assets..................................................   $15,862,207
Shares Outstanding (unlimited authorized, $.01 par value)...       900,912
    Net Asset Value Per Share...............................        $17.61
                                                              ============
Class D Shares:
Net Assets..................................................   $88,249,004
Shares Outstanding (unlimited authorized, $.01 par value)...     4,603,976
    Net Asset Value Per Share...............................        $19.17
                                                              ============

                       See Notes to Financial Statements
 14

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2006 (unaudited)

Net Investment Loss:
Income
Dividends (net of $16,288 foreign withholding tax)..........  $  1,224,293
Interest....................................................       174,523
                                                              ------------
    Total Income............................................     1,398,816
                                                              ------------
Expenses
Investment advisory fee.....................................     1,257,794
Distribution fee (Class A shares)...........................       152,014
Distribution fee (Class B shares)...........................       695,428
Distribution fee (Class C shares)...........................        78,862
Transfer agent fees and expenses............................       587,459
Administration fee..........................................       150,184
Shareholder reports and notices.............................        91,923
Professional fees...........................................        27,676
Registration fees...........................................        26,785
Custodian fees..............................................        12,943
Trustees' fees and expenses.................................         2,394
Other.......................................................        61,836
                                                              ------------
    Total Expenses..........................................     3,145,298

Less: expense offset........................................        (2,278)
                                                              ------------
    Net Expenses............................................     3,143,020
                                                              ------------
    Net Investment Loss.....................................    (1,744,204)
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    24,390,492
Net change in unrealized appreciation.......................   (18,997,636)
                                                              ------------
    Net Gain................................................     5,392,856
                                                              ------------
Net Increase................................................  $  3,648,652
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                               MAY 31, 2006    NOVEMBER 30, 2005
                                                              --------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................  $   (1,744,204)    $ (4,940,651)
Net realized gain...........................................      24,390,492       61,147,915
Net change in unrealized appreciation.......................     (18,997,636)      24,229,417
                                                              --------------     ------------
    Net Increase............................................       3,648,652       80,436,681
Net decrease from transactions in shares of beneficial
  interest..................................................     (21,007,558)     (97,933,686)
                                                              --------------     ------------
    Net Decrease............................................     (17,358,906)     (17,497,005)
Net Assets:
Beginning of period.........................................     371,428,250      388,925,255
                                                              --------------     ------------
End of Period
(Including accumulated net investment losses of $1,744,657
and $453, respectively).....................................  $  354,069,344     $371,428,250
                                                              ==============     ============

                       See Notes to Financial Statements
 16

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Capital Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion, but not exceeding $3 billion; and 0.595% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $57,336,338 at May 31, 2006.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $144,299 and $1,418, respectively and received $145,967 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2006 aggregated $111,400,391 and $134,205,697, respectively. Included in the aforementioned transactions are sales of $5,725,402, with other Morgan Stanley funds, including realized gains of $1,609,977.

For the six months ended May 31, 2006, the Fund incurred brokerage commission of $3,050 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                 FOR THE YEAR
                                                            MONTH ENDED                     ENDED
                                                           MAY 31, 2006               NOVEMBER 30, 2005
                                                     -------------------------   ---------------------------
                                                            (unaudited)
                                                       SHARES        AMOUNT        SHARES         AMOUNT
                                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold...............................................     541,667   $ 10,524,591       310,627      $5,098,622
Conversion from Class B............................     933,862     18,042,544     6,904,964      98,825,734
Redeemed...........................................    (820,409)   (15,917,874)   (1,443,748)   (23,331,473)
                                                     ----------   ------------   -----------   -------------
Net increase -- Class A............................     655,120     12,649,261     5,771,843      80,592,883
                                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold...............................................     656,299     11,973,278       734,762      11,222,935
Conversion to Class A..............................    (993,163)   (18,042,544)   (7,289,866)   (98,825,734)
Redeemed...........................................  (1,376,998)   (25,118,255)   (4,569,363)   (66,248,857)
                                                     ----------   ------------   -----------   -------------
Net decrease -- Class B............................  (1,713,862)   (31,187,521)  (11,124,467)  (153,851,656)
                                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold...............................................     192,873      3,524,727        72,182       1,066,650
Redeemed...........................................    (143,418)    (2,609,535)     (355,163)    (5,193,618)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) -- Class C.................      49,455        915,192      (282,981)    (4,126,968)
                                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold...............................................     471,982      9,309,759       560,410       8,909,417
Redeemed...........................................    (640,411)   (12,694,249)   (1,853,277)   (29,457,362)
                                                     ----------   ------------   -----------   -------------
Net decrease -- Class D............................    (168,429)    (3,384,490)   (1,292,867)   (20,547,945)
                                                     ----------   ------------   -----------   -------------
Net decrease in Fund...............................  (1,177,716)  $(21,007,558)   (6,928,472)  $(97,933,686)
                                                     ==========   ============   ===========   =============

6. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

As of November 30, 2005, the Fund had a net capital loss carryforward of $726,820,701 of which $342,788,020 will expire on November 30, 2009 and
$384,032,681 will expire on November 30, 2010 to offset future capital gains to the extent provided by regulations.

As of November 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX            FOR THE YEAR ENDED NOVEMBER 30,
                                                  MONTHS ENDED   -----------------------------------------------
                                                  MAY 31, 2006     2005      2004      2003      2002     2001
                                                  ------------   --------   -------   -------   ------   -------
                                                  (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period............      $18.66       $14.76    $12.35    $ 9.53   $15.97    $26.86
                                                      ------       ------    ------    ------   ------    ------

Income (loss) from investment operations:
    Net investment loss++.......................       (0.07)       (0.17)    (0.12)    (0.12)   (0.16)    (0.20)
    Net realized and unrealized gain (loss).....        0.23         4.07      2.53      2.94    (6.28)   (10.69)
                                                      ------       ------    ------    ------   ------    ------

Total income (loss) from investment
 operations.....................................        0.16         3.90      2.41      2.82    (6.44)   (10.89)
                                                      ------       ------    ------    ------   ------    ------

Net asset value, end of period..................      $18.82       $18.66    $14.76    $12.35   $ 9.53    $15.97
                                                      ======       ======    ======    ======   ======    ======

Total Return+...................................        0.86 %(1)    26.42%   19.51%    29.59%  (40.33)%  (40.54)%

Ratios to Average Net Assets(3):

Expenses........................................        1.42 %(2)     1.48%    1.47%     1.52%    1.43%     1.13%
Net investment loss.............................       (0.67)%(2)    (1.03)%   (0.93)%   (1.22)%  (1.26)%   (1.02)%

Supplemental Data:

Net assets, end of period, in thousands.........    $135,340     $121,998   $11,290   $10,826   $9,339   $21,509
Portfolio turnover rate.........................          30 %(1)       88%     120%      179%      94%       25%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX              FOR THE YEAR ENDED NOVEMBER 30,
                                             MONTHS ENDED   ----------------------------------------------------
                                             MAY 31, 2006     2005       2004       2003       2002       2001
                                             ------------   --------   --------   --------   --------   --------
                                             (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.......      $17.57       $14.02     $11.83     $ 9.19     $15.53     $26.35
                                                 ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment loss ++.................       (0.13)       (0.26)     (0.21)     (0.19)     (0.25)     (0.37)
    Net realized and unrealized gain
    (loss).................................        0.24         3.81       2.40       2.83      (6.09)    (10.45)
                                                 ------       ------     ------     ------     ------     ------

Total income (loss) from investment
 operations................................        0.11         3.55       2.19       2.64      (6.34)    (10.82)
                                                 ------       ------     ------     ------     ------     ------

Net asset value, end of period.............      $17.68       $17.57     $14.02     $11.83     $ 9.19     $15.53
                                                 ======       ======     ======     ======     ======     ======

Total Return+..............................        0.45 %(1)    25.53%    18.51%     28.73%    (40.82)%   (41.06)%

Ratios to Average Net Assets(3):

Expenses...................................        2.18 %(2)     2.23%     2.24%      2.29%      2.20%      2.02%
Net investment loss........................       (1.43)%(2)    (1.78)%    (1.70)%    (1.99)%    (2.03)%    (1.91)%

Supplemental Data:

Net assets, end of period, in thousands....    $114,619     $143,995   $270,955   $296,711   $292,533   $705,388
Portfolio turnover rate....................          30 %(1)       88%      120%       179%        94%        25%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 24

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX            FOR THE YEAR ENDED NOVEMBER 30,
                                                  MONTHS ENDED   -----------------------------------------------
                                                  MAY 31, 2006    2005      2004      2003      2002      2001
                                                  ------------   -------   -------   -------   -------   -------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period............     $17.51       $13.96    $11.77    $ 9.15    $15.43    $26.19
                                                     ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment loss ++......................      (0.13)       (0.26)    (0.21)    (0.19)    (0.22)    (0.37)
    Net realized and unrealized gain (loss).....       0.23         3.81      2.40      2.81     (6.06)   (10.39)
                                                     ------       ------    ------    ------    ------    ------

Total income (loss) from investment
 operations.....................................       0.10         3.55      2.19      2.62     (6.28)   (10.76)
                                                     ------       ------    ------    ------    ------    ------

Net asset value, end of period..................     $17.61       $17.51    $13.96    $11.77    $ 9.15    $15.43
                                                     ======       ======    ======    ======    ======    ======

Total Return+...................................       0.46 %(1)   25.57%    18.61%    28.63%   (40.70)%  (41.08)%

Ratios to Average Net Assets(3):

Expenses........................................       2.18 %(2)    2.19%     2.23%     2.29%     1.98%     2.02%
Net investment loss.............................      (1.43)%(2)   (1.74)%   (1.69)%   (1.99)%   (1.81)%   (1.91)%

Supplemental Data:

Net assets, end of period, in thousands.........    $15,862      $14,909   $15,837   $16,069   $14,701   $32,016
Portfolio turnover rate.........................         30 %(1)      88%      120%      179%       94%       25%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX            FOR THE YEAR ENDED NOVEMBER 30,
                                                  MONTHS ENDED   -----------------------------------------------
                                                  MAY 31, 2006    2005      2004      2003      2002      2001
                                                  ------------   -------   -------   -------   -------   -------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period............     $18.97       $14.98    $12.51    $ 9.62    $16.10    $27.04
                                                     ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment loss++.......................      (0.04)       (0.12)    (0.09)    (0.10)    (0.12)    (0.18)
    Net realized and unrealized gain (loss).....       0.24         4.11      2.56      2.99     (6.36)   (10.76)
                                                     ------       ------    ------    ------    ------    ------

Total income (loss) from investment
 operations.....................................       0.20         3.99      2.47      2.89     (6.48)   (10.94)
                                                     ------       ------    ------    ------    ------    ------

Net asset value, end of period..................     $19.17       $18.97    $14.98    $12.51    $ 9.62    $16.10
                                                     ======       ======    ======    ======    ======    ======

Total Return+...................................       1.00 %(1)   26.70%    19.74%    30.04%   (40.25)%  (40.46)%

Ratios to Average Net Assets(3):

Expenses........................................       1.18 %(2)    1.23%     1.24%     1.29%     1.20%     1.02%
Net investment loss.............................      (0.43)%(2)   (0.78)%   (0.70)%   (0.99)%   (1.03)%   (0.91)%

Supplemental Data:

Net assets, end of period, in thousands.........    $88,249      $90,526   $90,844   $98,359   $85,534   $94,203
Portfolio turnover rate.........................         30 %(1)      88%      120%      179%       94%       25%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 26

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Capital Opportunities
Trust

Semiannual Report
May 31, 2006

[MORGAN STANLEY LOGO]

CPORPT-38568RPT-RA06-00584P-Y05/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 20, 2006


                                       3